IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Market Risk [line items]
Total VaR (one-day measure)	$ 10.6	$ 11.1	$ 15.0
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.6	7.0	11.7
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.3	2.4
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.0	8.9	4.9
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.3	2.7
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3	5.9	3.1
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(10.8)	(13.3)	(9.8)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	16.1
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.2
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.9
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.0
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	10.6
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.4
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.5
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.0
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.8	10.9	13.0	$ 12.3	$ 11.2
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.0	8.9	10.6	7.9	9.0
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6	2.1	2.4	1.9	2.4
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.2	7.9	6.4	10.0	6.0
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.6	1.5	1.3	1.2
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.0	2.8	2.4	3.9	2.5
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (13.1)	$ (12.4)	$ (10.3)	$ (12.7)	$ (9.9)